SUBSEQUENT EVENTS (Details)	6 Months Ended	12 Months Ended
	Oct. 31, 2022	Apr. 30, 2022
INCOME TAXES
Payment Amount	125% of principal amount plus accrued interest	125% of principal amount plus accrued interest